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March 16, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	BMO Funds, Inc.

(Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

In accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, filed herewith via EDGAR on behalf of the BMO Pyrford International Stock Fund, BMO Mid-Cap Value Fund and BMO Small-Cap Value Fund (the “Funds”), each a series of BMO Funds, Inc., please find a Preliminary Proxy Statement relating to a Special Meeting of the Funds’ shareholders to be held on April 23, 2018. We anticipate mailing definitive copies of the proxy statement to shareholders on or about April 10, 2018.

If you have any questions concerning this filing, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Julie D’ Angelo

Julie D’Angelo

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WISCONSIN AND WASHINGTON, D.C.

GODFREY & KAHN, S.C. IS A MEMBER OF TERRALEX,® A WORLDWIDE NETWORK OF INDEPENDENT LAW FIRMS.